[LOGO] EXCELSIOR FUNDS
       Advised by U.S. Trust


                            MONEY MARKET PORTFOLIOS


                              SEMI-ANNUAL REPORT

                              September 30, 2002

                               TABLE OF CONTENTS

                                                                  PAGE
                                                                  ----
         STATEMENTS OF ASSETS AND LIABILITIES....................   1
         STATEMENTS OF OPERATIONS................................   2
         STATEMENTS OF CHANGES IN NET ASSETS.....................   3
         FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS   4
         PORTFOLIOS OF INVESTMENTS
            Money Fund...........................................   6
            Government Money Fund................................   7
            Treasury Money Fund..................................   8
            Tax-Exempt Money Fund................................   9
            New York Tax-Exempt Money Fund.......................  17
         NOTES TO FINANCIAL STATEMENTS...........................  21

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

.. Initial Purchase and Prospectus Information and Shareholder Services
  1-800-446-1012 (From overseas, call 617-483-7297)
.. Current Price and Yield Information 1-800-446-1012
.. Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

      Excelsior Funds
      P.O. Box 8529
      Boston, MA 02266-8529

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

Excelsior Funds
Statements of Assets and Liabilities
September 30, 2002 (Unaudited)




                                                                                                    New York
                                                         Government     Treasury     Tax-Exempt    Tax-Exempt
                                             Money         Money         Money         Money         Money
                                             Fund           Fund          Fund          Fund          Fund
                                        --------------  ------------  ------------ -------------- ------------
ASSETS:
 Investments, at cost--see
  accompanying portfolios.............. $2,608,318,693  $657,735,051  $563,779,005 $2,420,508,127 $563,330,454
                                        ==============  ============  ============ ============== ============
 Investments, at value (Note 1)........ $2,608,318,693  $657,735,051  $563,779,005 $2,420,508,127 $563,330,454
 Cash..................................        424,944            --            --             --           --
 Interest receivable...................         92,610        21,925        19,699      5,455,787    1,795,480
                                        --------------  ------------  ------------ -------------- ------------
  Total Assets.........................  2,608,836,247   657,756,976   563,798,704  2,425,963,914  565,125,934
LIABILITIES:
 Payable for dividends declared........      2,278,374       597,126       402,903      1,988,412      365,102
 Payable for investments purchased.....             --            --            --      5,950,000           --
 Investment advisory fees payable
  (Note 2).............................      1,171,801       119,720       123,213        227,829      490,070
 Administration fees payable (Note 2)..        443,073        66,012        53,911        229,702       53,435
 Administrative servicing fees payable
  (Note 2).............................         67,513        21,217        15,448        198,360        5,219
 Directors' fees payable (Note 2)......          4,938         1,246         1,068          8,244        1,894
 Due to custodian bank.................             --            --           276        231,385    8,767,407
 Accrued expenses and other payables...        254,248        70,098        47,668        317,447       57,462
                                        --------------  ------------  ------------ -------------- ------------
  Total Liabilities....................      4,219,947       875,419       644,487      9,151,379    9,740,589
                                        --------------  ------------  ------------ -------------- ------------
NET ASSETS............................. $2,604,616,300  $656,881,557  $563,154,217 $2,416,812,535 $555,385,345
                                        ==============  ============  ============ ============== ============
NET ASSETS consist of:
 Undistributed (distributions in excess
  of) net investment income............ $      264,799  $    (99,624) $     24,073 $       86,453 $     90,100
 Accumulated net realized gain (loss)
  on investments.......................        (28,048)      (41,819)        2,285         58,031       75,451
 Par value (Note 4)....................      2,604,575       657,078       563,138      2,416,918      555,221
 Paid-in capital in excess of par value  2,601,774,974   656,365,922   562,564,721  2,414,251,133  554,664,573
                                        --------------  ------------  ------------ -------------- ------------
Total Net Assets....................... $2,604,616,300  $656,881,557  $563,154,217 $2,416,812,535 $555,385,345
                                        ==============  ============  ============ ============== ============
Net Assets:
 Shares................................ $1,829,038,457  $656,881,557  $563,154,217 $2,416,812,535 $555,385,345
 Institutional Shares..................    775,577,843            --            --             --           --
Shares of Common Stock Outstanding
 (Note 4):
 Shares................................  1,829,075,854   657,077,814   563,137,986  2,416,917,897  555,220,740
 Institutional Shares..................    775,499,590            --            --             --           --
NET ASSET VALUE PER SHARE:
 Shares................................          $1.00         $1.00         $1.00          $1.00        $1.00
                                                 =====         =====         =====          =====        =====
 Institutional Shares..................          $1.00            --            --             --           --
                                                 =====            =             =              =            =


                      See Notes to Financial Statements.

Excelsior Funds
Statements of Operations
Six Months Ended September 30, 2002 (Unaudited)


                                                                                                           New York
                                                                     Government   Treasury    Tax-Exempt  Tax-Exempt
                                                           Money       Money       Money        Money       Money
                                                           Fund         Fund        Fund         Fund        Fund
                                                        -----------  ----------  ----------  -----------  ----------
INVESTMENT INCOME:
 Interest income....................................... $22,263,790  $6,558,908  $4,991,263  $17,655,588  $4,256,197
                                                        -----------  ----------  ----------  -----------  ----------
EXPENSES:
 Investment advisory fees (Note 2).....................   1,881,351     955,633     871,912    3,064,379     822,713
 Administrative servicing fees--Shares (Note 2)........   1,466,303     160,518     105,088    1,458,441      42,532
 Administrative servicing fees--Institutional Shares
  (Note 2).............................................     255,610          --          --           --          --
 Administration fees (Note 2)..........................   2,070,623     441,773     429,078    1,823,172     461,060
 Legal and audit fees..................................      88,633      38,502      30,486       89,704      34,252
 Custodian fees........................................      85,871      29,503      17,877       76,241      26,442
 Shareholder servicing agent fees......................      82,539      39,853      26,977       80,103      24,810
 Directors' fees and expenses (Note 2).................      21,602       9,618       6,256       37,479      12,699
 Registration and filing fees..........................      20,069      14,191       9,514       11,736       9,391
 Shareholder reports...................................      16,991       5,774       3,906       15,207       4,202
 Miscellaneous expenses................................      63,239      22,166      19,019       38,292      21,190
                                                        -----------  ----------  ----------  -----------  ----------
   Total Expenses......................................   6,052,831   1,717,531   1,520,113    6,694,754   1,459,291
 Fees waived and reimbursed by:
   Investment adviser (Note 2).........................  (1,429,668)   (145,966)    (88,847)  (1,497,230)         --
   Administrators (Note 2).............................    (429,315)   (158,080)   (119,472)    (507,682)   (126,583)
                                                        -----------  ----------  ----------  -----------  ----------
   Net Expenses........................................   4,193,848   1,413,485   1,311,794    4,689,842   1,332,708
                                                        -----------  ----------  ----------  -----------  ----------
NET INVESTMENT INCOME..................................  18,069,942   5,145,423   3,679,469   12,965,746   2,923,489
                                                        -----------  ----------  ----------  -----------  ----------
REALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1):
 Net realized gain (loss) on security transactions.....          --         657        (300)      48,555      90,290
                                                        -----------  ----------  ----------  -----------  ----------
 Net increase in net assets resulting from operations.. $18,069,942  $5,146,080  $3,679,169  $13,014,301  $3,013,779
                                                        ===========  ==========  ==========  ===========  ==========

                      See Notes to Financial Statements.

Excelsior Funds
Statements of Changes in Net Assets


                                                                                                           New York
                                                            Government      Treasury      Tax-Exempt      Tax-Exempt
                                               Money          Money          Money          Money           Money
                                               Fund            Fund           Fund           Fund            Fund
                                          --------------  --------------  ------------  --------------  -------------
Six Months Ended September 30, 2002
 (Unaudited)
Net investment income.................... $   18,069,942  $    5,145,423  $  3,679,469  $   12,965,746  $   2,923,489
Net realized gain (loss) on investments..             --             657          (300)         48,555         90,290
                                          --------------  --------------  ------------  --------------  -------------
Net increase in net assets resulting from
 operations..............................     18,069,942       5,146,080     3,679,169      13,014,301      3,013,779
Distributions to shareholders:
 From net investment income
  Shares.................................    (12,520,766)     (4,938,575)   (3,684,728)    (12,797,731)    (2,756,295)
  Institutional Shares...................     (5,038,487)             --            --              --             --
                                          --------------  --------------  ------------  --------------  -------------
     Total distributions.................    (17,559,253)     (4,938,575)   (3,684,728)    (12,797,731)    (2,756,295)
                                          --------------  --------------  ------------  --------------  -------------
Increase (decrease) in net assets from
 fund share transactions (Note 4):
  Shares.................................     26,534,109    (138,612,757)  (41,121,536)   (105,858,763)  (140,964,924)
  Institutional Shares...................    465,606,208              --            --              --             --
                                          --------------  --------------  ------------  --------------  -------------
     Total from fund share
      transactions.......................    492,140,317    (138,612,757)  (41,121,536)   (105,858,763)  (140,964,924)
                                          --------------  --------------  ------------  --------------  -------------
Net increase (decrease) in net assets....    492,651,006    (138,405,252)  (41,127,095)   (105,642,193)  (140,707,440)
NET ASSETS:
  Beginning of period....................  2,111,965,294     795,286,809   604,281,312   2,522,454,728    696,092,785
                                          --------------  --------------  ------------  --------------  -------------
  End of period (1)...................... $2,604,616,300  $  656,881,557  $563,154,217  $2,416,812,535  $ 555,385,345
                                          ==============  ==============  ============  ==============  =============
--------
  (1)Including undistributed
     (distributions in excess of) net
     investment income................... $      264,799  $      (99,624) $     24,073  $       86,453  $      90,100
                                          ==============  ==============  ============  ==============  =============

Year Ended March 31, 2002
Net investment income.................... $   58,507,806  $   30,942,703  $ 14,637,123  $   45,909,544  $  11,679,394
Net realized gain (loss) on investments..        (11,454)         35,114         2,584         397,200         (2,730)
                                          --------------  --------------  ------------  --------------  -------------
Net increase in net assets resulting from
 operations..............................     58,496,352      30,977,817    14,639,707      46,306,744     11,676,664
Distributions to shareholders:
 From net investment income
  Shares.................................    (50,148,834)    (31,248,835)  (14,632,204)    (45,993,092)   (11,756,488)
  Institutional Shares...................     (8,607,316)             --            --              --             --
 From net realized gain on investments...             --              --            --        (279,359)            --
                                          --------------  --------------  ------------  --------------  -------------
     Total distributions.................    (58,756,150)    (31,248,835)  (14,632,204)    (46,272,451)   (11,756,488)
                                          --------------  --------------  ------------  --------------  -------------
Increase (decrease) in net assets from
 fund share transactions (Note 4):
  Shares.................................    (88,710,220)   (677,001,969)  (11,651,993)    (94,908,701)    13,727,618
  Institutional Shares...................     27,234,357              --            --              --             --
                                          --------------  --------------  ------------  --------------  -------------
     Total from fund share
      transactions.......................    (61,475,863)   (677,001,969)  (11,651,993)    (94,908,701)    13,727,618
                                          --------------  --------------  ------------  --------------  -------------
Net increase (decrease) in net assets....    (61,735,661)   (677,272,987)  (11,644,490)    (94,874,408)    13,647,794
NET ASSETS:
 Beginning of year.......................  2,173,700,955   1,472,559,796   615,925,802   2,617,329,136    682,444,991
                                          --------------  --------------  ------------  --------------  -------------
 End of year (2)......................... $2,111,965,294  $  795,286,809  $604,281,312  $2,522,454,728  $ 696,092,785
                                          ==============  ==============  ============  ==============  =============
--------
  (2)Including undistributed
     (distributions in excess of) net
     investment income................... $     (245,890) $     (306,472) $     29,332  $      (81,562) $     (77,094)
                                          ==============  ==============  ============  ==============  =============


                      See Notes to Financial Statements.

Excelsior Funds
Financial Highlights -- Selected Per Share Data and Ratios



For a Fund share outstanding throughout each period.
                                                                                                             Distributions
                                                   Net Asset                             Total    Dividends    From Net
                                                    Value,      Net      Net Realized     From     From Net    Realized
                                                   Beginning Investment  Gain (Loss)   Investment Investment    Gain on
                                                   of Period   Income   on Investments Operations   Income    Investment
                                                   --------- ---------- -------------- ---------- ---------- -------------
MONEY FUND
 Shares -- (5/3/85*)
 Year Ended March 31,
 1998.............................................   $1.00    $0.05139           --     $0.05139  $(0.05139)          --
 1999.............................................    1.00     0.04901           --      0.04901   (0.04901)          --
 2000.............................................    1.00     0.05005           --      0.05005   (0.05005)          --
 2001.............................................    1.00     0.05804           --      0.05804   (0.05804)          --
 2002.............................................    1.00     0.02741    $ 0.00010      0.02751   (0.02751)          --
 Six Months Ended September 30, 2002 (Unaudited)..    1.00     0.00716     (0.00021)     0.00695   (0.00695)          --
GOVERNMENT MONEY FUND -- (5/8/85*)
 Year Ended March 31,
 1998.............................................   $1.00    $0.05082           --     $0.05082  $(0.05082)          --
 1999.............................................    1.00     0.04838           --      0.04838   (0.04838)          --
 2000.............................................    1.00     0.05004           --      0.05004   (0.05004)          --
 2001.............................................    1.00     0.05752           --      0.05752   (0.05752)          --
 2002.............................................    1.00     0.02585    $ 0.00038      0.02623   (0.02623)          --
 Six Months Ended September 30, 2002 (Unaudited)..    1.00     0.00682     (0.00024)     0.00658   (0.00658)          --
TREASURY MONEY FUND -- (2/13/91*)
 Year Ended March 31,
 1998.............................................   $1.00    $0.04853           --     $0.04853  $(0.04853)          --
 1999.............................................    1.00     0.04543    $ 0.00002      0.04545   (0.04545)          --
 2000.............................................    1.00     0.04560           --      0.04560   (0.04560)          --
 2001.............................................    1.00     0.05339           --      0.05339   (0.05339)          --
 2002.............................................    1.00     0.02451     (0.00002)     0.02449   (0.02449)          --
 Six Months Ended September 30, 2002 (Unaudited)..    1.00     0.00634     (0.00003)     0.00631   (0.00631)          --
TAX-EXEMPT MONEY FUND -- (5/24/85*)
 Year Ended March 31,
 1998.............................................   $1.00    $0.03216           --     $0.03216  $(0.03216)          --
 1999.............................................    1.00     0.02911           --      0.02911   (0.02911)          --
 2000.............................................    1.00     0.02946    $(0.00001)     0.02945   (0.02945)          --
 2001.............................................    1.00     0.03580           --      0.03580   (0.03580)          --
 2002.............................................    1.00     0.01862      0.00013      0.01875   (0.01865)   $(0.00010)
 Six Months Ended September 30, 2002 (Unaudited)..    1.00     0.00524     (0.00007)     0.00517   (0.00517)          --
NEW YORK TAX-EXEMPT MONEY FUND -- (8/3/98*)
 Period Ended March 31, 1999......................   $1.00    $0.01711           --     $0.01711  $(0.01711)          --
 Year Ended March 31,
 2000.............................................    1.00     0.02809           --      0.02809   (0.02809)          --
 2001.............................................    1.00     0.03431           --      0.03431   (0.03431)          --
 2002.............................................    1.00     0.01758    $ 0.00011      0.01769   (0.01769)          --
 Six Months Ended September 30, 2002 (Unaudited)..    1.00     0.00474     (0.00028)     0.00446   (0.00446)          --

* Commencement of Operations
(1)Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
(2)Not Annualized
(3)Annualized


                      See Notes to Financial Statements.

                                                        Ratio of     Ratio of     Ratio of
                                                          Net          Gross        Net
                                                       Operating     Operating   Investment
                                          Net Assets,   Expenses     Expenses      Income      Fee
    Total     Net Asset Value,  Total    End of Period to Average   to Average   to Average  Waivers
Distributions  End of Period    Return      (000's)    Net Assets  Net Assets(1) Net Assets  (Note 2)
------------- ---------------- ------    ------------- ----------  ------------- ----------  --------
  $(0.05139)       $1.00        5.26%     $  658,872      0.48%        0.52%        5.14%    $0.00046
   (0.04901)        1.00        5.01%        973,668      0.48%        0.52%        4.85%     0.00049
   (0.05005)        1.00        5.08%      1,467,183      0.47%        0.58%        5.05%     0.00104
   (0.05804)        1.00        5.96%      1,891,042      0.47%        0.71%        5.84%     0.00238
   (0.02751)        1.00        2.79%      1,802,136      0.44%        0.74%        2.76%     0.00295
   (0.00695)        1.00        0.70%(2)   1,829,038      0.38%(3)     0.53%(3)     1.47%(3)  0.00076
  $(0.05082)       $1.00        5.20%     $  600,117      0.47%        0.50%        5.09%    $0.00030
   (0.04838)        1.00        4.95%        641,831      0.47%        0.50%        4.85%     0.00029
   (0.05004)        1.00        5.08%        772,690      0.47%        0.50%        5.01%     0.00035
   (0.05752)        1.00        5.91%      1,427,560      0.46%        0.48%        5.76%     0.00029
   (0.02623)        1.00        2.65%        795,287      0.43%        0.49%        2.72%     0.00063
   (0.00658)        1.00        0.66%(2)     656,882      0.38%(3)     0.46%(3)     1.37%(3)  0.00041
  $(0.04853)       $1.00        4.96%     $  469,640      0.52%        0.54%        4.86%    $0.00021
   (0.04545)        1.00        4.64%        499,217      0.52%        0.55%        4.55%     0.00029
   (0.04560)        1.00        4.62%        525,394      0.51%        0.53%        4.58%     0.00021
   (0.05339)        1.00        5.47%        615,926      0.50%        0.55%        5.35%     0.00046
   (0.02449)        1.00        2.48%        604,281      0.48%        0.54%        2.42%     0.00062
   (0.00631)        1.00        0.63%(2)     563,154      0.45%(3)     0.52%(3)     1.26%(3)  0.00036
  $(0.03216)       $1.00        3.26%     $1,396,531      0.47%        0.53%        3.21%    $0.00053
   (0.02911)        1.00        2.95%      1,503,069      0.46%        0.52%        2.91%     0.00059
   (0.02945)        1.00        2.96%      2,051,108      0.46%        0.52%        2.97%     0.00066
   (0.03580)        1.00        3.64%      2,617,329      0.45%        0.53%        3.59%     0.00075
   (0.01875)        1.00        1.89%      2,522,455      0.44%        0.58%        1.85%     0.00136
   (0.00517)        1.00        0.52%(2)   2,416,813      0.38%(3)     0.54%(3)     1.04%(3)  0.00081
  $(0.01711)       $1.00        1.72%(2)  $  305,719      0.47%(3)     0.79%(3)     2.24%(3) $0.00219
   (0.02809)        1.00        2.82%        421,393      0.54%        0.71%        2.84%     0.00174
   (0.03431)        1.00        3.49%        682,445      0.51%        0.72%        3.43%     0.00214
   (0.01769)        1.00        1.78%        696,093      0.48%        0.71%        1.76%     0.00228
   (0.00446)        1.00        0.45%(2)     555,385      0.43%(3)     0.47%(3)     0.95%(3)  0.00021


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Money Fund


 Principal                                                                Value
  Amount                                                        Rate     (Note 1)
------------                                                    ----  --------------
COMMERCIAL PAPER -- 39.35%
$100,000,000 Abbey National of North America, 10/09/02......... 1.70% $   99,961,111
 100,000,000 American Express, 11/15/02........................ 1.72      99,785,000
  95,039,000 Atlantic Asset Securities Corp., 10/23/02......... 1.79      94,935,038
  50,000,000 Bristol-Myers Squibb, Co., 10/07/02............... 1.75      49,985,417
 100,000,000 Corporate Asset Funding, Co., 10/11/02............ 1.75      99,951,389
  45,300,000 Eli Lilly & Co., 11/06/02......................... 1.70      45,222,990
 100,000,000 Falcon Asset Securities Corp., 10/02/02........... 1.75      99,995,139
  25,000,000 Goldman Sachs Group, Inc., 10/02/02............... 1.77      24,998,771
 100,000,000  11/20/02......................................... 1.74      99,758,334
  50,000,000 International Lease Finance, Co., 11/20/02........ 1.74      49,879,167
  50,000,000  12/04/02......................................... 1.74      49,845,333
 100,000,000 New Center Asset Trust, 11/13/02.................. 1.75      99,790,972
  61,000,000 Pfizer, Inc., 10/25/02............................ 1.72      60,930,053
  50,000,000 Receivable Capital Corp., 10/21/02................ 1.76      49,951,111
                                                                      --------------
             TOTAL COMMERCIAL PAPER (Cost $1,024,989,825)............  1,024,989,825
                                                                      --------------
U.S. GOVERNMENT & AGENCY
 OBLIGATIONS -- 57.97%
 210,000,000 Federal Home Loan Bank, 10/01/02.................. 1.85     210,000,000
 500,000,000 Federal Home Loan Mortgage Corporation, 10/01/02.. 1.85     500,000,000

 Principal                                                                  Value
  Amount                                                           Rate    (Note 1)
------------                                                       ---- --------------
U.S. GOVERNMENT & AGENCY
 OBLIGATIONS -- (continued)
$800,000,000 Federal National Mortgage Association, 10/01/02...   1.85% $  800,000,000
                                                                        --------------
             TOTAL U.S. GOVERNMENT & AGENCY
              OBLIGATIONS (Cost $1,510,000,000)................          1,510,000,000
                                                                        --------------
REPURCHASE AGREEMENT -- 0.96%
  25,000,000 +Morgan Stanley Dean Witter, Repurchase
              Agreement, 1.90%, dated 9/30/02, due 10/1/02, to
              be repurchased at $25,001,319 (Cost $25,000,000).             25,000,000
                                                                        --------------
  Shares
------------
OTHER SHORT-TERM INVESTMENT -- 1.86%
  48,328,868 Dreyfus Government Cash Management
              Fund (Cost $48,328,868)..........................             48,328,868
                                                                        --------------
TOTAL INVESTMENTS
 (Cost $2,608,318,693*)........................................ 100.14% $2,608,318,693
OTHER ASSETS & LIABILITIES
 (NET).........................................................  (0.14)     (3,702,393)
                                                                ------  --------------
NET ASSETS..................................................... 100.00% $2,604,616,300
                                                                ======  ==============

--------
* Aggregate cost for Federal tax and book purposes.
+ The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Government Money Fund


 Principal                                                               Value
  Amount                                                        Rate    (Note 1)
------------                                                    ----    --------
U.S. GOVERNMENT & AGENCY
 OBLIGATIONS -- 95.89%
$230,000,000 Federal Home Loan Bank, 10/01/02.................. 1.85% $230,000,000
 150,000,000  10/18/02......................................... 1.68   149,881,000
 250,000,000 Student Loan Marketing Association, 10/01/02...... 1.85   250,000,000
                                                                      ------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost
              $629,881,000)..........................................  629,881,000
                                                                      ------------
REPURCHASE AGREEMENT -- 1.52%
  10,000,000 +Morgan Stanley Dean Witter, Repurchase Agreement,
              1.90%, dated 9/30/02, due 10/1/02, to be repurchased
              at $10,000,528 (Cost $10,000,000)......................   10,000,000
                                                                      ------------

                                                                                                            Value
  Shares                                                                                                   (Note 1)
----------                                                                                                 --------
OTHER SHORT-TERM INVESTMENT -- 2.72%
17,854,051             Dreyfus Treasury Prime Cash Management Fund (Cost
                        $17,854,051).................................................................... $ 17,854,051
                                                                                                         ------------
TOTAL INVESTMENTS
 (Cost $657,735,051*)................................................................ 100.13%            $657,735,051
OTHER ASSETS & LIABILITIES
 (NET)...............................................................................  (0.13)                (853,494)
                                                                                      ------             ------------
NET ASSETS........................................................................... 100.00%            $656,881,557
                                                                                      ======             ============

--------
* Aggregate cost for Federal tax and book purposes.
+ The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Treasury Money Fund


 Principal                                                                         Value
  Amount                                                                  Rate    (Note 1)
------------                                                              ----    --------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 95.81%
$225,000,000 United States Treasury Bills, 10/10/02...................... 1.67% $224,906,062
 315,000,000  10/24/02................................................... 1.65   314,668,944
                                                                                ------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $539,575,006)....  539,575,006
                                                                                ------------

                                                                                   Value
  Shares                                                                          (Note 1)
----------                                                                        --------
OTHER SHORT-TERM INVESTMENT -- 4.30%
24,203,999         Dreyfus Treasury Prime Cash Management
                    Fund (Cost $24,203,999).................................... $ 24,203,999
                                                                                ------------
TOTAL INVESTMENTS
 (Cost $563,779,005*).......................................... 100.11%         $563,779,005
OTHER ASSETS & LIABILITIES
 (NET).........................................................  (0.11)             (624,788)
                                                                ------          ------------
NET ASSETS..................................................... 100.00%         $563,154,217
                                                                ======          ============

--------
* Aggregate cost for Federal tax and book purposes.


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Tax-Exempt Money Fund


 Principal                                                       Value
  Amount                                                        (Note 1)
-----------                                                    -----------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- 83.95%
$ 9,500,000 Albuquerque, New Mexico, Airport System, Revenue
             Bonds, (AMBAC), 1.650%, 07/01/14+................ $ 9,500,000
  4,000,000 Anne Arundel County, Maryland, Commercial
             Paper, 1.600%, 10/04/02..........................   4,000,000
 10,000,000 Anne Arundel County, Maryland, Commercial
             Paper, 1.600%, 11/06/02..........................  10,000,000
 10,000,000 Atlanta, Georgia, Water & Waste Authority,
             Revenue Bonds, Series B, (FSA), 1.650%, 11/01/38+  10,000,000
 13,600,000 Baltimore, Maryland, Commercial Paper, 1.250%,
             12/10/02.........................................  13,600,000
 14,000,000 Baytown, Texas, Gulf Coast Waste Disposal
             Authority, Exxon Project, Revenue Bonds, 2.000%,
             06/01/20+........................................  14,000,000
 32,500,000 Burke County, Georgia, Commercial Paper, 1.300%,
             10/10/02.........................................  32,500,000
 12,400,000 Burke County, Georgia, Commercial Paper, 1.350%,
             11/08/02.........................................  12,400,000
  3,300,000 Carbon County, Wyoming, Pollution Control, Amoco
             Project, Revenue Bonds, 1.800%, 11/01/14+........   3,300,000
 30,000,000 Charleston County, South Carolina, School
             District, Tax Anticipation Notes, 2.500%,
             04/15/03.........................................  30,186,749
 13,900,000 Charlotte, North Carolina, Airport System,
             Revenue Bonds, Series A, (MBIA), 1.700%,
             07/01/16+........................................  13,900,000
 44,430,000 Charlotte, North Carolina, Water & Sewer System,
             Revenue Bonds, Series B, 1.700%, 07/01/27+.......  44,430,000

 Principal                                                         Value
  Amount                                                          (Note 1)
-----------                                                    --------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$11,400,000 Chicago, Illinois, Board of Education, General
             Obligation Bonds, Series D, (FSA), 1.700%,
             03/01/32+........................................ $   11,400,000
 16,000,000 Chicago, Illinois, Park District, Tax
             Anticipation Warrants, 3.000%, 05/01/03..........     16,133,080
 20,595,000 Chicago, Illinois, Sales Tax, Revenue Bonds,
             (FGIC), 1.700%, 01/01/34+........................     20,595,000
 20,300,000 Cleveland, Ohio, Airport System, Revenue Bonds,
             Series C, (FSA), 1.600%, 01/01/31+...............     20,300,000
  6,950,000 Colorado State, Regional Transportation District,
             Sales Tax, Revenue Bonds, Series 679,
             (AMBAC), 1.760%, 11/01/21+.......................      6,950,000
  5,400,000 Dade County, Florida, Water & Sewer System,
             Revenue Bonds, (FGIC), 1.750%, 10/05/22+.........      5,400,000
  8,333,333 Dallas, Texas, Commercial Paper, 1.300%, 11/07/02.      8,330,144
  5,000,000 Dallas, Texas, Commercial Paper, 1.380%, 11/08/02.      5,000,000
 12,466,000 Dallas, Texas, Commercial Paper, 1.300%, 11/08/02.     12,466,000
  5,000,000 Dallas, Texas, Commercial Paper, 1.350%, 02/06/03.      5,000,000
  7,510,000 Dallas, Texas, General Obligation Bonds, 1.760%,
             02/15/15+........................................      7,510,000
 33,150,000 Detroit, Michigan, Sewage Disposal, Revenue
             Bonds, Series A, (MBIA), 1.650%, 07/01/23+.......     33,150,000


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Tax-Exempt Money Fund -- (continued)


 Principal                                                         Value
  Amount                                                          (Note 1)
-----------                                                    --------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$39,240,000 Detroit, Michigan, Sewage Disposal, Revenue
             Bonds, Series C-1, (FSA), 1.650%, 07/01/27+...... $   39,240,000
 49,205,000 Detroit, Michigan, Sewage Disposal, Revenue
             Bonds, Series C-2, (FGIC), 1.650%, 07/01/29+.....     49,205,000
 36,500,000 District of Columbia, American National Red
             Cross, Commercial Paper, 1.250%, 11/12/02........     36,500,000
 24,000,000 District of Columbia, General Obligation Bonds,
             Series D, (FGIC), 1.700%, 06/01/29+..............     24,000,000
 19,700,000 District of Columbia, Multimodal-JFK Center,
             Revenue Bonds, (AMBAC), 1.650%, 10/01/29+........     19,700,000
 13,665,000 Florida State, Board of Education, General
             Obligation Bonds, Series 374, 1.760%, 06/01/22+..     13,665,000
  8,000,000 Georgia State, General Obligation Bonds, Series
             213, 1.760%, 03/01/09+...........................      8,000,000
 15,000,000 Gwinnett County, Georgia, Development Authority,
             Civic & Cultural Project, Revenue Bonds, 1.650%,
             09/01/31+........................................     15,000,000
 15,000,000 Houston, Texas, Commercial Paper, Series
             A, 1.400%, 10/09/02..............................     15,000,000
 25,000,000 Illinois State, Revenue Anticipation
             Certificates, 3.000%, 04/15/03...................     25,219,026
 41,000,000 Illinois State, Revenue Anticipation
             Certificates, 2.500%, 05/15/03...................     41,287,489

 Principal                                                         Value
  Amount                                                          (Note 1)
-----------                                                    --------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$10,600,000 Indiana State, Educational Facilities Authority,
             University of Notre Dame Project, Revenue
             Bonds, 1.600%, 03/01/25+......................... $   10,600,000
 14,502,000 Indiana State, Office Building Community,
             Commercial Paper, 1.450%, 10/15/02...............     14,502,000
 15,000,000 Indiana State, Office Building Community,
             Commercial Paper, 1.400%, 10/15/02...............     15,000,000
 22,000,000 Indiana State, Office Building Community, Revenue
             Bonds, 1.650%, 07/01/22+.........................     22,000,000
 10,000,000 Ipa, Utah, Commercial Paper, Series B, 1.400%,
             10/15/02.........................................     10,000,000
 19,500,000 Ipa, Utah, Commercial Paper, Series B, 1.320%,
             12/09/02.........................................     19,500,000
  4,500,000 Jackson County, Mississippi, Port Facility,
             Chevron USA Project, Revenue Bonds, 2.050%,
             06/01/23+........................................      4,500,000
 10,000,000 Jacksonville, Florida, Commercial Paper,
             Series C-1, 1.400%, 12/12/02.....................     10,000,000
  1,595,000 Jacksonville, Florida, Electric Authority,
             Revenue Bonds, Series 127, 1.760%, 10/01/32+.....      1,595,000
  4,600,000 Jacksonville, Florida, Electric Authority,
             Revenue Bonds, Series B, 2.050%, 10/01/30+.......      4,600,000
  8,505,000 Jacksonville, Florida, Water & Sewer System,
             Revenue Bonds, Series N-8, 1.850%, 10/01/23+.....      8,505,000


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Tax-Exempt Money Fund -- (continued)


 Principal                                                         Value
  Amount                                                          (Note 1)
-----------                                                    --------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$12,500,000 Jefferson County, Alabama, Water & Sewer, Revenue
             Bonds, Series A, (FGIC), 1.700%, 02/01/42+....... $   12,500,000
 49,100,000 King County, Washington, Water & Sewage
             Authority, Commercial Paper, 1.300%, 11/14/02....     49,100,000
  5,950,000 Lincoln County, Wyoming, Pollution Control, Amoco
             Project, Revenue Bonds, 1.500%, 10/01/12.........      5,950,000
 12,500,000 Lynnfield, Massachusetts, Bond Anticipation
             Notes, 2.250%, 03/14/03..........................     12,545,670
  9,500,000 Maryland State, Health & Educational Facilities
             Authority, Johns Hopkins University, Commercial
             Paper, Series B, 1.300%, 10/16/02................      9,500,000
  5,500,000 Massachusetts State, Central Artery Highway
             Improvements, General Obligation Bonds, Series
             A, 2.050%, 12/01/30+.............................      5,500,000
 16,520,000 Massachusetts State, General Obligation Bonds,
             Series 240, 1.630%, 08/01/08+....................     16,520,000
 35,900,000 Massachusetts State, General Obligation Bonds,
             Series A, 1.650%, 09/01/16+......................     35,900,000
 12,100,000 Massachusetts State, General Obligation Bonds,
             Series B, 1.700%, 08/01/15+......................     12,100,000
 16,950,000 Massachusetts State, Water Resource Authority,
             Revenue Bonds, Series A, 1.700%, 08/01/28+.......     16,950,000
 17,300,000 Mecklenberg County, North Carolina, General
             Obligation Bonds, Series 1996B, 1.600%, 03/01/15+     17,300,000

 Principal                                                         Value
  Amount                                                          (Note 1)
-----------                                                    --------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$23,600,000 Mecklenburg County, North Carolina, General
             Obligation Bonds, Series 1996C, 1.600%, 03/01/14+ $   23,600,000
  5,000,000 Mecklenburg County, North Carolina, General
             Obligation Bonds, Series B, 1.700%, 02/01/20+....      5,000,000
 39,900,000 Metropolitan Government Nashville & Davidson
             County, Health & Educational Facilities Board,
             Revenue Bonds, Series A, 1.650%, 10/01/30+.......     39,900,000
  5,800,000 Michigan State University, Revenue Bonds, Series
             A, 2.000%, 08/15/32+.............................      5,800,000
 54,000,000 Michigan State, Building Authority, Multimodal
             Facilities Program, Revenue Bonds, 1.650%,
             10/15/37+........................................     54,000,000
 25,000,000 Michigan State, Building Authority, Revenue
             Bonds, 1.400%, 10/15/36+.........................     25,000,000
 22,200,000 Michigan State, Commercial Paper, 1.300%, 10/24/02     22,200,000
  8,500,000 Michigan State, Commercial Paper, 1.350%, 08/26/03      8,500,000
  9,000,000 Michigan State, Grant Anticipation Notes, Series
             D, 1.650%, 09/15/08+.............................      9,000,000
 10,000,000 Michigan State, Technological University, Revenue
             Bonds, Series A, (AMBAC), 1.700%, 10/01/18+......     10,000,000
  8,585,000 Michigan State, Trunk Line, Revenue Bonds, Series
             569, (FSA), 1.760%, 11/01/13+....................      8,585,000
 10,900,000 Montgomery County, Maryland, Commercial
             Paper, 1.300%, 10/23/02..........................     10,900,000


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Tax-Exempt Money Fund -- (continued)


 Principal                                                         Value
  Amount                                                          (Note 1)
-----------                                                    --------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$17,000,000 Montgomery County, Maryland, Commercial
             Paper, 1.300%, 11/07/02.......................... $   17,000,000
 25,000,000 New York City, New York, Commercial
             Paper, 1.250%, 10/22/02..........................     25,000,000
 13,400,000 New York City, New York, Transitional Finance
             Authority, Bond Anticipation Notes,
             Series 3, 2.750%, 11/13/02.......................     13,416,192
  5,850,000 New York City, New York, Transitional Finance
             Authority, Revenue Bonds, Series 4, 2.500%,
             02/26/03.........................................      5,874,254
  6,245,000 New York City, New York, Transitional Finance
             Authority, Revenue Bonds, Series 680,
             (MBIA), 1.680%, 05/01/23+........................      6,245,000
  5,000,000 New York State, Highway & Bridge Trust, Revenue
             Bonds, Series 691, (AMBAC), 1.680%, 04/01/20+....      5,000,000
 14,770,000 New York State, Metropolitan Transportation
             Authority, Revenue Bonds, Series 659,
             (FGIC), 1.680%, 11/15/25+........................     14,770,000
  7,000,000 New York State, Triborough Bridge & Tunnel
             Authority, Revenue Bonds, Series N-15, 1.800%,
             01/01/03+........................................      7,000,000
 18,300,000 New York State, Triborough Bridge & Tunnel
             Authority, Revenue Bonds, Series N-16, 1.400%,
             01/01/03+........................................     18,300,000
 24,000,000 New York State, Triborough Bridge & Tunnel
             Authority, Revenue Bonds, Series N-17, 1.800%,
             01/01/03+........................................     24,000,000

 Principal                                                        Value
  Amount                                                         (Note 1)
-----------                                                    -------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$ 3,910,000 Ohio State, Building Authority, Revenue Bonds,
             Series 266, 1.760%, 04/01/09+.................... $   3,910,000
 25,000,000 Ohio State, Infrastructure Import, General
             Obligation Bonds, Series B, 1.650%, 08/01/21+....    25,000,000
  8,635,000 Oklahoma State, Water Resource Board, Revenue
             Bonds, 1.300%, 09/01/26+.........................     8,635,000
 28,770,000 Oklahoma State, Water Resource Board, Revenue
             Bonds, 1.300%, 09/01/32+.........................    28,770,000
 18,600,000 Omaha, Nebraska, Commercial Paper, 1.250%,
             11/12/02.........................................    18,600,000
 20,000,000 Omaha, Nebraska, Commercial Paper, 1.300%,
             12/20/02.........................................    20,000,000
 10,545,000 Oregon State, General Obligation Bonds, Series
             73-F, 1.650%, 12/01/17+..........................    10,545,000
 12,800,000 Oregon State, General Obligation Bonds, Series
             73-H, 1.700%, 12/01/19+..........................    12,800,000
 22,000,000 Palm Beach County, Florida, School Board
             Certificate of Participation, Series B,
             (FSA), 1.650%, 08/01/27+.........................    22,000,000
 33,300,000 Pennsylvania State University, Revenue Bonds,
             Series A, 1.720%, 04/01/31+......................    33,300,000
 25,000,000 Pennsylvania State, Turnpike Commission, Revenue
             Bonds, Series A-2, 1.700%, 12/01/30+.............    25,000,000
 40,900,000 Piedmont, South Carolina, Municipal Power Agency,
             Revenue Bonds, Series B, (MBIA), 1.650%,
             01/01/19+........................................    40,900,000


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Tax-Exempt Money Fund -- (continued)


 Principal                                                         Value
  Amount                                                          (Note 1)
-----------                                                    --------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$15,000,000 Puerto Rico, Commercial Paper, 1.350%, 12/09/02... $   14,991,129
  3,875,000 Round Rock, Texas, Independent School District,
             General Obligation Bonds, Series 578, 1.760%,
             08/01/20+........................................      3,875,000
  3,000,000 Salt River, Arizona, Agricultural Improvement
             Authority, Revenue Bonds, Series 274, 1.760%,
             01/01/11+........................................      3,000,000
  2,500,000 Salt River, Arizona, Commercial Paper, Series
             A, 1.350%, 11/08/02..............................      2,500,000
 15,000,000 Salt River, Arizona, Commercial Paper, Series
             B, 1.300%, 10/07/02..............................     15,000,000
 25,290,000 Salt River, Arizona, Commercial Paper, Series
             B, 1.300%, 10/10/02..............................     25,290,000
 27,000,000 San Antonio, Texas, Commercial Paper, 1.300%,
             10/10/02.........................................     27,000,000
 38,000,000 San Antonio, Texas, Commercial Paper, 1.320%,
             12/09/02.........................................     38,000,000
 14,600,000 South Carolina, Commercial Paper, 1.450%, 10/09/02     14,600,000
  5,090,000 South Dakota State, Building Authority, Revenue
             Bonds, Series A, (AMBAC), 4.600%, 12/01/02.......      5,116,990
 39,000,000 St. James Parish, Louisiana, Texaco, Commercial
             Paper, 1.500%, 12/16/02..........................     39,000,000
 20,000,000 Tacoma, Washington, Commercial Paper, 1.350%,
             11/08/02.........................................     20,000,000
 10,000,000 Texas State, Agriculture and Manufacturing,
             Commercial Paper, 1.400%, 10/09/02...............     10,000,000

 Principal                                                         Value
  Amount                                                          (Note 1)
-----------                                                    --------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$ 8,365,000 Texas State, Commercial Paper, 1.350%, 11/13/02... $    8,365,000
 64,200,000 Texas State, General Obligation Bonds, 1.400%,
             08/29/03+........................................     64,200,000
 10,500,000 Texas State, Public Finance Authority, Commercial
             Paper, Series B, 1.350%, 11/07/02................     10,500,000
  5,085,000 Texas State, Water Development Board, Revenue
             Bonds, Series 230, 1.760%, 07/15/16+.............      5,085,000
 12,400,000 University of Pittsburgh, Commonwealth of Higher
             Education, University Capital Project, Revenue
             Bonds, Series A, 1.650%, 09/15/29+...............     12,400,000
 25,000,000 University of Texas, Board of Regents, Commercial
             Paper, 1.500%, 12/04/02..........................     25,030,514
  5,000,000 Vermont State, Educational & Health, Buildings
             Financing Agency, Middlebury College Project,
             Revenue Bond, Series B, 1.300%, 11/01/32+........      5,000,000
 10,700,000 Washington State, Public Power Supply, System
             Number 3, Revenue Bonds, Series 3A,
             (MBIA), 1.750%, 07/01/18+........................     10,700,000
  1,300,000 Washington, Maryland, Suburban Sanitation
             District, Bond Anticipation Notes, 1.650%,
             08/01/04+........................................      1,300,000
 11,706,000 Westborough, Massachusetts, Bond Anticipation
             Notes, Series A, 2.000%, 11/21/02................     11,712,795
  4,420,000 Whiting, Indiana, Pollution Control, Amoco
             Project, Revenue Bonds, 1.500%, 08/15/04+........      4,412,353


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Tax-Exempt Money Fund -- (continued)


 Principal                                                         Value
  Amount                                                          (Note 1)
-----------                                                    --------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$14,600,000 Wilmington, North Carolina, General Obligation
             Bonds, 1.700%, 06/01/15+......................... $   14,600,000
  6,000,000 Wisconsin State, Transportation Authority,
             Commercial Paper, 1.300%, 10/08/02...............      6,000,000
 26,720,000 Wisconsin State, Transportation Authority,
             Commercial Paper, 1.250%, 10/08/02...............     26,720,000
 44,500,000 Wisconsin State, Transportation Authority,
             Commercial Paper, 1.400%, 01/10/03...............     44,500,000
                                                               --------------
            TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost
             $2,028,984,385)..................................  2,028,984,385
                                                               --------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED
 BY LETTERS OF CREDIT -- 16.19%
            ABN AMRO BANK N.V.
 19,300,000 Illinois State, Development Finance Authority,
             Commonwealth Edison Company Project, Revenue
             Bonds, Series B, 1.600%, 10/15/14+...............     19,300,000
            BANK OF AMERICA
 22,000,000 Des Moines, Iowa, Hospital Facilities Authority,
             Methodist Medical Center Project, Revenue
             Bonds, 1.750%, 08/01/15+.........................     22,000,000
  5,610,000 Washington State, Public Power, Nuclear Project
             No. 1, Revenue Bonds, Series 1A-1, 1.750%,
             07/01/17+........................................      5,610,000
 20,400,000 Washington State, Public Power, Revenue Bonds,
             Series A1-2, 1.650%, 07/01/17+...................     20,400,000

 Principal                                                         Value
  Amount                                                          (Note 1)
-----------                                                    --------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED
 BY LETTERS OF CREDIT -- (continued)
            BANK ONE LOUISIANA
$16,400,000 Louisiana State, Offshore Terminal Authority,
             Deepwater Port Project, Series 1999, 1.700%,
             10/01/19+........................................ $   16,400,000
 17,570,000 Louisiana State, Offshore Terminal Authority,
             Deepwater Port Project, Series A, 1.700%,
             09/01/08+........................................     17,570,000
            BANK ONE N.A.
  6,850,000 Chicago, Illinois, Water Authority, Revenue
             Bonds, 1.650%, 11/01/30+.........................      6,850,000
  9,000,000 Illinois State, Development Financial Authority,
             Museum Contemporary Art Project, 1.700%,
             02/01/29+........................................      9,000,000
            BAYERISCHE HYPO-UND VEREINSBANK
 51,500,000 Clark County, Nevada, Airport Improvement
             Project, Revenue Bonds, Series A,
             (MBIA), 1.650%, 07/01/12+........................     51,500,000
            BAYERISCHE LANDESBANK
 41,000,000 Georgia State, Municipal Electric Authority,
             Revenue Bonds, Sub-Series D, (MBIA), 1.600%,
             01/01/20+........................................     41,000,000
            BNP PARIBAS
 27,000,000 Baltimore, Maryland, Port Facilities Authority,
             Revenue Bonds, 1.350%, 10/14/11+.................     27,000,000
            FIRST UNION NATIONAL BANK
 11,000,000 Virginia State, Capital Region Airport Community
             Authority, Revenue Bonds, Series B, 1.700%,
             06/01/29+........................................     11,000,000


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Tax-Exempt Money Fund -- (continued)


 Principal                                                         Value
  Amount                                                          (Note 1)
-----------                                                    --------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED
 BY LETTERS OF CREDIT -- (continued)
            LANDESBANK HESSEN
$37,600,000 King County, Washington, Water & Sewage, Revenue
             Bonds, Series A, 1.650%, 01/01/32+............... $   37,600,000
 13,500,000 Northampton County, Pennsylvania, Higher
             Education Authority, Lafayette College Project,
             Revenue Bonds, Series A, 1.650%, 11/01/28+.......     13,500,000
            LASALLE NATIONAL BANK
 10,900,000 Flint, Michigan, Hospital Building Authority,
             Hurley Medical Center Project, Revenue Bonds,
             Series B, 1.700%, 07/01/15+......................     10,900,000
            MORGAN GUARANTY TRUST
  6,900,000 Kenton County, Kentucky, Industrial Building
             Authority, Redken Labs Incorporated Project,
             Revenue Bonds, 1.300%, 12/01/14+.................      6,900,000
            NORTHERN TRUST COMPANY
 14,800,000 Illinois State, Health Facilities Authority,
             Ingalls Memorial Hospital Project, Revenue
             Bonds, Series 85-B, 1.700%, 01/01/16+............     14,800,000
 11,600,000 Illinois State, Health Facilities Authority,
             Ingalls Memorial Hospital Project, Revenue
             Bonds, Series C, 1.700%, 01/01/16+...............     11,600,000
 14,500,000 Illinois State, Health Facilities Authority,
             Revenue Bonds, Series A, 1.700%, 10/01/10+.......     14,500,000

 Principal                                                        Value
  Amount                                                         (Note 1)
-----------                                                    ------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED
 BY LETTERS OF CREDIT -- (continued)
            PNC BANK N.A.
$10,000,000 Pennsylvania State, Higher Educational Facilities
             Authority, Association of Independent Colleges
             Project, Series E-3, 1.650%, 11/01/14+........... $ 10,000,000
            SOCIETE GENERALE
 17,000,000 Grand Rapids, Michigan, Water Supply, Revenue
             Bonds, (FGIC), 1.550%, 01/01/20+.................   17,000,000
            WELLS FARGO BANK N.A.
  6,900,000 Garden City, Kansas, Industrial Development
             Authority, Inland Container Project, Revenue
             Bonds, 1.350%, 01/01/08+.........................    6,900,000
                                                               ------------
            TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES --
             BACKED BY LETTERS OF CREDIT (Cost $391,330,000)..  391,330,000
                                                               ------------

  Shares
-----------
OTHER SHORT-TERM INVESTMENTS -- 0.01%
          1 Dreyfus Tax Exempt Fund...........................            1
    193,741 Provident Tax-Exempt Municipal Fund...............      193,741
                                                               ------------
            TOTAL OTHER SHORT-TERM INVESTMENTS (Cost $193,742)      193,742
                                                               ------------

TOTAL INVESTMENTS (Cost $2,420,508,127*).......... 100.15% $2,420,508,127
OTHER ASSETS & LIABILITIES (NET)..................  (0.15)     (3,695,592)
                                                   ------  --------------
NET ASSETS........................................ 100.00% $2,416,812,535
                                                   ======  ==============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC -- American Municipal Bond Assurance Corp.
FGIC -- Financial Guaranty Insurance Corp.


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Tax-Exempt Money Fund -- (continued)


FSA -- Financial Security Assurance
MBIA -- Municipal Bond Insurance Assoc.

Note:
These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2002, approximately, 16% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At September 30, 2002, approximately 12% and 11% of the net assets are invested in Michigan and Texas municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of the issuers to pay the required principal and interest payments of the municipal securities.


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
New York Tax-Exempt Money Fund


Principal                                                        Value
 Amount                                                         (Note 1)
----------                                                    -------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- 86.51%
$7,000,000 Babylon, New York, General Obligation Bonds,
            (AMBAC), 1.600%, 09/01/17+....................... $   7,000,000
 6,000,000 Eastchester, New York, Union Free School
            District, Tax Anticipation Notes, 2.500%,
            06/27/03.........................................     6,037,852
 9,100,000 Erie County, New York, Water Authority Revenue
            Bonds, Series A, (AMBAC), 1.600%, 12/01/16+......     9,100,000
 6,000,000 Great Neck, New York, Union Free School District,
            Tax Anticipation Notes, 2.000%, 06/26/03.........     6,027,617
 9,200,000 Guam, Commercial Paper, 1.200%, 11/12/02..........     9,200,000
 8,400,000 Long Island Power Authority, New York, Electrical
            Systems, Revenue Bonds Sub-Series 7-B, (MBIA),
            1.600%, 04/01/25+................................     8,400,000
 7,000,000 Mass Transit Authority, New York, Commercial
            Paper, 1.400%, 11/08/02..........................     7,000,000
20,000,000 Mass Transit Authority, New York, Commercial
            Paper, 1.400%, 11/08/02..........................    20,000,000
 5,000,000 Mass Transit Authority, New York, Commercial
            Paper, Series 98-A, 1.200%, 10/08/02.............     5,000,000
 2,000,000 Nassau County, New York, Financial Authority,
            Sales Tax, Revenue Bonds, Series B,
            (FSA), 1.550%, 11/15/22+.........................     2,000,000
12,500,000 Nassau County, New York, Interim Finance
            Authority, Bond Anticipation Notes, Ser A-1,
            3.000%, 03/13/03.................................    12,588,559
 8,100,000 New York City, New York, General Obligation
            Bonds, (MBIA), 1.600%, 08/01/12+.................     8,100,000
 9,150,000 New York City, New York, General Obligation
            Bonds, Series D, (FGIC), 1.600%, 02/01/22+.......     9,150,000

 Principal                                                        Value
  Amount                                                         (Note 1)
-----------                                                    -------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$ 4,635,000 New York City, New York, General Obligations
             Bonds, Series 595, (FGIC), 1.680%, 03/15/11+..... $   4,635,000
  9,300,000 New York City, New York, Multi- Family Housing
             Development Corporation Authority, Parkgate
             Development Project, Series A, (FNMA), 1.650%,
             10/15/28+........................................     9,300,000
 10,000,000 New York City, New York, Transitional Finance
             Authority, Bond Anticipation Notes, Series
             3, 2.750%, 11/13/02..............................    10,012,084
  3,300,000 New York City, New York, Transitional Finance
             Authority, Revenue Bonds, (AMBAC), 1.680%,
             07/01/31+........................................     3,300,000
 12,995,000 New York City, New York, Transitional Finance
             Authority, Revenue Bonds, (MBIA), 1.680%,
             05/01/15+........................................    12,995,000
 11,000,000 New York City, New York, Transitional Finance
             Authority, Revenue Bonds, Series 1, 1.950%,
             11/01/22+........................................    11,000,000
 11,245,000 New York City, New York, Transitional Finance
             Authority, Revenue Bonds, Series 283, 1.680%,
             11/15/18+........................................    11,245,000
  6,225,000 New York City, New York, Transitional Finance
             Authority, Revenue Bonds, Series 319, 1.680%,
             11/01/17+........................................     6,225,000
 10,000,000 New York City, New York, Transitional Finance
             Authority, Revenue Bonds, Series 4, 2.500%,
             02/26/03.........................................    10,023,565


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
New York Tax-Exempt Money Fund -- (continued)


 Principal                                                         Value
  Amount                                                          (Note 1)
-----------                                                    --------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$10,000,000 New York City, New York, Transitional Finance
             Authority, Revenue Bonds, Sub-Series 2A, 2.050%,
             11/01/22+........................................ $   10,000,000
 15,000,000 New York City, New York, Water Authority,
             Commercial Paper, Series 5-B, 1.250%, 10/21/02...     15,000,000
  2,000,000 New York State, Commercial Paper, 1.350%, 11/07/02      2,000,000
 16,325,000 New York State, Dormitory Authority, Columbia
             University, Commercial Paper, 1.250%, 11/06/02...     16,325,000
 14,000,000 New York State, Dormitory Authority, Cornell
             University, Commercial Paper, 1.250%, 12/02/02...     14,000,000
  5,000,000 New York State, Dormitory Authority, Cornell
             University, Commercial Paper, 1.300%, 12/18/02...      5,000,000
  5,995,000 New York State, Dormitory Authority, Cornell
             University, Revenue Bonds, Series B, 1.600%,
             07/01/30+........................................      5,995,000
  2,000,000 New York State, Dormitory Authority, Mount Sinai
             School of Medicine, Commercial Paper, 1.250%,
             10/07/02.........................................      2,000,000
 10,000,000 New York State, Dormitory Authority, Mount Sinai
             School of Medicine, Commercial Paper, 1.330%,
             11/07/02.........................................     10,000,000
  5,400,000 New York State, Dormitory Authority, Mount Sinai
             School of Medicine, Commercial Paper, 1.250%,
             11/12/02.........................................      5,400,000

 Principal                                                         Value
  Amount                                                          (Note 1)
-----------                                                    --------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$17,600,000 New York State, Dormitory Authority, Public
             Library Project, Revenue Bonds, Series A,
             (MBIA), 1.600%, 07/01/28+........................ $   17,600,000
  3,285,000 New York State, Dormitory Authority, School
             District Financing Program, Revenue Bonds,
             Series A, (MBIA), 3.000%, 10/01/02...............      3,285,000
  5,600,000 New York State, Energy, Research & Development
             Authority, Orange & Rockland Project, Revenue
             Bonds, Series A, (AMBAC), 1.600%, 08/01/15+......      5,600,000
 13,300,000 New York State, Energy, Research & Development
             Authority, Orange & Rockland Project, Revenue
             Bonds, Series A, (FGIC), 1.600%, 10/01/14+.......     13,300,000
  1,460,000 New York State, Highway & Bridge Trust, Revenue
             Bonds, (FGIC), 1.680%, 04/01/16+.................      1,460,000
  2,400,000 New York State, Highway & Bridge Trust, Revenue
             Bonds, Series 691, (AMBAC), 1.680%, 04/01/20+....      2,400,000
 11,050,000 New York State, Metropolitan Transportation
             Authority, Revenue Bonds, Series 659,
             (FGIC), 1.680%, 11/15/25+........................     11,050,000
  3,305,000 New York State, New York, Power Authority,
             Revenue Bonds, 3.500%, 11/15/02..................      3,310,395
 11,000,000 New York State, New York, Thruway Authority,
             Commercial Paper, 1.300%, 11/08/02...............     11,000,000


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
New York Tax-Exempt Money Fund -- (continued)


 Principal                                                        Value
  Amount                                                         (Note 1)
-----------                                                    -------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$ 5,000,000 New York State, New York, Thruway Authority,
             Commercial Paper, Series 1998, 1.250%, 11/07/02.. $   5,000,000
  3,900,000 New York State, Power Authority, Commercial
             Paper, Series 2, 1.450%, 10/04/02................     3,900,000
 14,300,000 New York State, Triborough Bridge & Tunnel
             Authority, Revenue Bonds, Series B,
             (AMBAC), 1.650%, 01/01/32+.......................    14,300,000
 20,000,000 New York State, Triborough Bridge & Tunnel
             Authority, Revenue Bonds, Series N-15, 1.800%,
             01/01/03+........................................    20,000,000
 24,900,000 New York State, Triborough Bridge & Tunnel
             Authority, Revenue Bonds, Series N-16, 1.400%,
             01/01/03+........................................    24,900,000
 14,800,000 Niagara Falls, New York, Bridge Community Toll
             Authority, Series A, (FGIC), 1.600%, 10/01/19+...    14,800,000
 15,882,000 Port Authority New York & New Jersey, Commercial
             Paper, 1.300%, 12/12/02..........................    15,882,000
  5,000,000 Puerto Rico, Commercial Paper, 1.350%, 12/09/02...     4,997,043
  8,235,000 Smithtown, New York, Central School District,
             Bond Anticipation Notes, 1.750%, 10/16/02........     8,236,396
  1,000,000 Suffolk County, New York, Bond Anticipation
             Notes, 1.650%, 11/01/02+.........................     1,000,000
 22,200,000 Suffolk County, New York, Bond Anticipation
             Notes, 1.650%, 05/01/05+.........................    22,200,000
    400,000 Suffolk County, New York, Water Authority, Bond
             Anticipation Notes, 1.650%, 06/01/06+............       400,000

 Principal                                                        Value
  Amount                                                         (Note 1)
-----------                                                    -------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$ 1,802,444 Wappinger, New York, Bond Anticipation
             Notes, 1.750%, 03/06/03.......................... $   1,804,732
                                                               -------------
            TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost
             $480,485,243)....................................   480,485,243
                                                               -------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED
BY LETTERS OF CREDIT -- 14.89%
            BANK OF NOVA SCOTIA
 12,000,000 New York State, Local Government Assistance
             Corp., Revenue Bonds, Series B, 1.600%, 04/01/25+    12,000,000
            BAYERISCHE VEREINSBANK
  6,100,000 Long Island Power Authority, New York, Electrical
             Systems Revenue Bonds, Series 1A, 1.700%,
             05/01/33+........................................     6,100,000
            CHASE MANHATTAN BANK
  4,900,000 New York City, New York, Trust for Cultural
             Preservation, Asia Society Project, Revenue
             Bonds, 1.600%, 04/01/30+.........................     4,900,000
            DEXIA CREDIT LOCAL DE FRANCE
  4,400,000 Yonkers, New York, Industrial Development Agency,
             Civic Facility Revenue Bonds, Consumers Union
             Facility, 1.700%, 07/01/19+......................     4,400,000
            LANDESBANK HESSEN
  4,500,000 New York City, New York, Jay Street Development
             Project, Revenue Bonds, Series A-2, 1.900%,
             05/01/20+........................................     4,500,000
  5,500,000 New York State, Housing Financial Authority,
             Revenue Bonds, Series A, 1.700%, 03/15/31+.......     5,500,000


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
New York Tax-Exempt Money Fund -- (continued)


 Principal                                                       Value
  Amount                                                        (Note 1)
-----------                                                    -----------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- BACKED
 BY LETTERS OF CREDIT -- (continued)
            MANUFACTURERS & TRADERS
$ 8,800,000 New York City, Industrial Development Agency,
             Civic Facility Revenue Bonds, Jewish Community
             Center Project, 1.750%, 03/01/30+................ $ 8,800,000
            STATE STREET B&T
  6,500,000 Long Island Power Authority, New York, Electrical
             Systems Revenue Bonds, Series 1B, 1.950%,
             05/01/33+........................................   6,500,000
            WESTDEUTSCHE LANDESBANK
 30,000,000 New York State, Local Government Assistance
             Corp., Revenue Bonds, Series E, 1.600%, 04/01/23+  30,000,000
                                                               -----------
            TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES --
             BACKED BY LETTERS OF CREDIT (Cost $82,700,000)...  82,700,000
                                                               -----------

  Shares
-----------
OTHER SHORT-TERM INVESTMENTS -- 0.03%
          1 Dreyfus New York Tax Exempt Fund..................           1
    145,210 Provident Institutional New York Money Market Fund     145,210
                                                               -----------
            TOTAL OTHER SHORT-TERM INVESTMENTS (Cost $145,211)     145,211
                                                               -----------

TOTAL INVESTMENTS (Cost $563,330,454*)............ 101.43% $563,330,454
OTHER ASSETS & LIABILITIES (NET)..................  (1.43)   (7,945,109)
                                                   ------  ------------
NET ASSETS........................................ 100.00% $555,385,345
                                                   ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Assoc.
Note:
These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2002, approximately, 15% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At September 30, 2002, approximately, 99% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of the issuers to pay the required principal and interest payments of the municipal securities.


                      See Notes to Financial Statements.

                                EXCELSIOR FUNDS

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  Significant Accounting Policies

   Excelsior Funds, Inc. ("Excelsior Fund") and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and collectively with Excelsior Fund, (the "Funds") were incorporated under the laws of the State of Maryland on August 2, 1984 and August 8, 1984, respectively, and are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies.

   Excelsior Fund and Excelsior Tax-Exempt Fund currently offer shares in nineteen and seven managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Money Fund, Government Money Fund, Treasury Money Fund, portfolios of Excelsior Fund, Tax-Exempt Money Fund and New York Tax-Exempt Money Fund, portfolios of Excelsior Tax-Exempt Fund (the "Portfolios"). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Funds in the preparation of their financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

   The Money Fund and the Government Money Fund offer two classes of shares:
Shares and Institutional Shares. At September 30, 2002, Government Money Fund has not issued Institutional Shares. The Financial Highlights of the Institutional Shares as well as the financial statements for the remaining portfolios of the Funds are presented separately.

   With regard to the Portfolios, it is the Funds' policy, to the extent possible, to maintain a continuous net asset value per share of $1.00. Each of the Portfolios has adopted certain investment portfolio, valuation and dividend distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of the Portfolios will not vary.

   (a) Portfolio valuation:

      Securities are valued at amortized cost, which has been determined by each Fund's Board of Directors to represent the fair value of the Portfolios' investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

   (b) Security transactions and investment income:

      Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including, where applicable, amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

   (c) Repurchase agreements:

      Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or subcustodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

      If the value of the underlying security falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

   (d) Dividends and distributions to shareholders:

      Net investment income dividends are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

   (e) Expense Allocation:

      Expenses directly attributable to a Portfolio are charged to that Portfolio and expenses directly attributable to a particular class of shares are charged to such a class. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. Investment Advisory Fee, Administration Fee, Shareholder Servicing Agent and Related Party Transactions

   United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of 0.25% of the average daily net assets of the Money Fund, the Government Money Fund and the Tax-Exempt Money Fund, 0.30% of the average daily net assets of the Treasury Money Fund, and 0.50% of the average daily net assets of the New York Tax-Exempt Money Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

   U.S. Trust Company, SEI Investments Global Funds Services (formerly, SEI Investments Mutual Funds Services) and Federated Services Company ("FSC") (collectively, the "Administrators") provide administrative services to the Funds. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Funds Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Funds Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. Until further notice to the Funds, U.S. Trust Company has voluntarily agreed to waive its portion of the administration fee in an amount equal to an annual rate of

0.04% of the average daily net assets of each Portfolio. For the six months ended September 30, 2002, administration fees charged by U.S. Trust Company, net of waivers, were as follows:

                    Money Fund.................... $940,001
                    Government Money Fund.........  286,355
                    Treasury Money Fund...........  223,174
                    Tax-Exempt Money Fund.........  947,650
                    New York Tax-Exempt Money Fund  235,934

   From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. For the six months ended September 30, 2002, and until further notice, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Portfolio's average daily net assets:

                      Money Fund -- Shares.......... 0.50%
                      Government Money Fund......... 0.50%
                      Treasury Money Fund........... 0.55%
                      Tax-Exempt Money Fund......... 0.50%
                      New York Tax-Exempt Money Fund 0.60%

   With regard to the Institutional Shares of Money Fund, for the six months ended September 30, 2002, and until further notice, U.S. Trust contractually agreed to waive fees and reimburse expenses to the extent necessary to maintain an annual expense ratio of not more than 0.25%.

   For the six months ended September 30, 2002, pursuant to the above, investment advisory fees waived by U.S. Trust were as follows:

                         Money Fund........... $708,716
                         Government Money Fund    6,665
                         Tax-Exempt Money Fund  237,149

   The Funds have also entered into administrative servicing agreements with various service organizations (which may include U.S. Trust and its affiliates) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests, transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares, and providing periodic statements.

   Administrative servicing fees paid to affiliates of U.S. Trust amounted to $2,247,287, for the six months ended September 30, 2002. U.S. Trust has voluntarily agreed to waive investment advisory and administration fees payable by each single class Portfolio in an amount equal to the administrative servicing fees paid to subsidiaries of U.S. Trust Corporation. With regard to multi-class Portfolios, U.S. Trust receives administrative servicing fees at the annual rate of up to 0.25% of the average daily net asset value of each multi-class Portfolio's Shares class for which it provides administrative servicing. For the six months ended September 30, 2002, U.S. Trust waived investment advisory and administration fees in amounts equal to the administrative servicing fees for the Portfolios as follows:

                   Money Fund.................... $  720,952
                   Government Money Fund.........    139,301
                   Treasury Money Fund...........     89,640
                   Tax-Exempt Money Fund.........  1,260,081
                   New York Tax-Exempt Money Fund     37,313

   Edgewood Services, Inc. ("the Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of the Funds. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

   Boston Financial Data Services, Inc. ("BFDS") serves as shareholder servicing agent to the Portfolios.

   Each Independent Director of the Funds receives an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $7,500. Each member of the Nominating Committee receives an annual fee of $1,000 for services in connection with this committee.

3.  Federal Taxes

   It is the policy of the Funds that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

   In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

   Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

   For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gain distributions will be reduced. At March 31, 2002, the following Portfolios had capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                                          New York
                                              Government Tax-Exempt
                                       Money    Money      Money
                                       Fund      Fund       Fund
                                      ------- ---------- ----------
            Expiration Date March 31:
               2003..................      --  $12,751         --
               2004.................. $ 3,436    1,189         --
               2005..................  12,049       --         --
               2006..................      --    5,931         --
               2007..................      --    3,297         --
               2008..................      --   18,903    $ 7,390
               2010..................      --       --      7,449
                                      -------  -------    -------
            Total.................... $15,485  $42,071    $14,839
                                      =======  =======    =======

4.  Capital Transactions:

   Excelsior Fund has authorized capital of 35 billion shares of Common Stock,
31.375 billion of which is currently classified to represent interests in one of nineteen separate investment portfolios. Excelsior Tax-Exempt Fund has authorized capital of 24 billion shares of Common Stock, 15 billion of which is currently classified to represent interests in one of seven separate investment portfolios. Authorized capital currently classified for each Portfolio is as follows: 4 billion shares each of Money Fund and Government Money Fund, 2.5 billion shares of Treasury Money Fund, 2 billion shares of New York Tax-Exempt Money Fund and 5.5 billion shares for Tax-Exempt Money Fund.

   Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of each Fund's Board of Directors. Since the Portfolios have sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                     Money Fund
                                          --------------------------------
                                          Six Months Ended    Year Ended
                                              09/30/02         03/31/02
                                          ---------------- ---------------
     Sold:
        Shares........................... $ 2,883,227,624  $ 5,978,992,341
        Institutional Shares.............   1,844,668,010    1,985,283,879
     Issued as reinvestment of dividends:
        Shares...........................       1,037,728        5,102,207
        Institutional Shares.............       2,722,235        1,185,780
     Redeemed:
        Shares...........................  (2,857,731,243)  (6,072,804,768)
        Institutional Shares.............  (1,381,784,037)  (1,959,235,302)
                                          ---------------  ---------------
     Net Increase (Decrease)............. $   492,140,317  $   (61,475,863)
                                          ===============  ===============


                                               Government Money Fund
                                         --------------------------------
                                         Six Months Ended    Year Ended
                                             09/30/02         03/31/02
                                         ---------------- ---------------
     Sold............................... $ 1,929,480,422  $ 5,301,502,102
     Issued as reinvestment of dividends         456,567        2,412,294
     Redeemed...........................  (2,068,549,746)  (5,980,916,365)
                                         ---------------  ---------------
     Net (Decrease)..................... $  (138,612,757) $  (677,001,969)
                                         ===============  ===============

                                                Treasury Money Fund
                                         --------------------------------
                                         Six Months Ended    Year Ended
                                             09/30/02         03/31/02
                                         ---------------- ---------------
     Sold............................... $ 1,307,195,409  $ 2,980,681,648
     Issued as reinvestment of dividends       1,080,406        5,627,347
     Redeemed...........................  (1,349,397,351)  (2,997,960,988)
                                         ---------------  ---------------
     Net (Decrease)..................... $   (41,121,536) $   (11,651,993)
                                         ===============  ===============

                                               Tax-Exempt Money Fund
                                         --------------------------------
                                         Six Months Ended    Year Ended
                                             09/30/02         03/31/02
                                         ---------------- ---------------
     Sold............................... $ 3,811,696,655  $ 7,970,804,208
     Issued as reinvestment of dividends         446,674        1,835,002
     Redeemed...........................  (3,918,002,092)  (8,067,547,911)
                                         ---------------  ---------------
     Net (Decrease)..................... $  (105,858,763) $   (94,908,701)
                                         ===============  ===============

                                                     New York
                                               Tax-Exempt Money Fund
                                         --------------------------------
                                         Six Months Ended    Year Ended
                                             09/30/02         03/31/02
                                         ---------------- ---------------
     Sold............................... $   963,405,746  $ 1,990,186,152
     Issued as reinvestment of dividends         425,674        2,117,412
     Redeemed...........................  (1,104,796,344)  (1,978,575,946)
                                         ---------------  ---------------
     Net Increase (Decrease)............ $  (140,964,924) $    13,727,618
                                         ===============  ===============

5.  Line of Credit:

   The Portfolios and other affiliated funds participate in a $50 million unsecured line of credit provided by The JPMorgan Chase Bank under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.50% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 2002, the Portfolios had no borrowings under the agreement.

                                                                     SA-MM-0902